Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies
Schedule of property, plant and equipment

Depreciation is provided to write off the cost less their residual values over their estimated useful lives, using the straight-line method, at the following rates per annum:

Motor vehicles	20%
Computer equipment	33.33%
Furniture & office equipment	20%
Fixtures & Fittings	20%